PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 2.4%
General Dynamics Corp.	9,400	$2,130,698
Howmet Aerospace, Inc.	96,400	3,579,332
Lockheed Martin Corp.	9,633	3,986,232
Northrop Grumman Corp.	900	431,010
Raytheon Technologies Corp.	38,850	3,621,208
Textron, Inc.	9,600	630,144
TransDigm Group, Inc.*	4,400	2,738,296
		17,116,920
Air Freight & Logistics 0.6%
FedEx Corp.	18,800	4,382,092
Airlines 0.5%
Southwest Airlines Co.*	104,700	3,991,164
Automobiles 3.2%
Ford Motor Co.	342,000	5,023,980
General Motors Co.*	23,100	837,606
Tesla, Inc.*	19,900	17,739,855
		23,601,441
Banks 4.3%
Bank of America Corp.	113,800	3,847,578
Citigroup, Inc.	85,478	4,436,308
Citizens Financial Group, Inc.	81,300	3,086,961
JPMorgan Chase & Co.	38,981	4,496,848
M&T Bank Corp.	5,100	904,995
Truist Financial Corp.	96,000	4,845,120
U.S. Bancorp	43,900	2,072,080
Wells Fargo & Co.	171,900	7,541,253
		31,231,143
Beverages 2.5%
Coca-Cola Co. (The)	138,600	8,893,962
Constellation Brands, Inc. (Class A Stock)	2,600	640,406
PepsiCo, Inc.	49,200	8,608,032
		18,142,400

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 2.5%
AbbVie, Inc.	40,651	$5,833,825
Gilead Sciences, Inc.	67,872	4,055,352
Moderna, Inc.*	18,000	2,953,620
Regeneron Pharmaceuticals, Inc.*	1,700	988,873
Vertex Pharmaceuticals, Inc.*	16,200	4,542,642
		18,374,312
Building Products 0.1%
Carlisle Cos., Inc.	2,000	592,200
Capital Markets 2.3%
Ameriprise Financial, Inc.	3,300	890,736
Bank of New York Mellon Corp. (The)	34,200	1,486,332
Charles Schwab Corp. (The)	23,000	1,588,150
Goldman Sachs Group, Inc. (The)	22,277	7,426,929
Morgan Stanley(a)	58,000	4,889,400
State Street Corp.	10,600	753,024
		17,034,571
Chemicals 1.7%
Dow, Inc.(a)	82,200	4,373,862
DuPont de Nemours, Inc.	8,800	538,824
LyondellBasell Industries NV (Class A Stock)	44,300	3,948,016
Olin Corp.	11,000	574,970
Westlake Corp.	33,500	3,260,890
		12,696,562
Commercial Services & Supplies 0.2%
Waste Management, Inc.	7,900	1,300,024
Communications Equipment 0.4%
Cisco Systems, Inc.	57,982	2,630,643
Construction Materials 0.4%
Eagle Materials, Inc.	20,200	2,554,290
Consumer Finance 0.8%
Capital One Financial Corp.	39,300	4,316,319
Synchrony Financial(a)	36,800	1,232,064
		5,548,383

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.8%
International Paper Co.	80,400	$3,438,708
Westrock Co.	64,600	2,736,456
		6,175,164
Distributors 0.1%
Genuine Parts Co.	3,500	535,045
LKQ Corp.	7,900	433,236
		968,281
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	27,774	8,348,864
Diversified Telecommunication Services 0.8%
AT&T, Inc.	113,435	2,130,309
Verizon Communications, Inc.	86,950	4,016,221
		6,146,530
Electric Utilities 1.5%
Edison International	63,200	4,283,064
Exelon Corp.	96,545	4,488,377
FirstEnergy Corp.	9,000	369,900
PG&E Corp.*	57,500	624,450
PPL Corp.	30,600	889,848
		10,655,639
Electrical Equipment 1.0%
Atkore, Inc.*	29,521	2,930,550
Emerson Electric Co.	25,000	2,251,750
Encore Wire Corp.(a)	17,000	2,353,990
		7,536,290
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	84,400	3,102,544
Jabil, Inc.	12,200	723,948
		3,826,492
Energy Equipment & Services 0.3%
Halliburton Co.	26,000	761,800

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger NV	30,200	$1,118,306
U.S. Silica Holdings, Inc.*	20,400	282,132
		2,162,238
Entertainment 1.2%
Activision Blizzard, Inc.	13,400	1,071,330
Netflix, Inc.*	1,400	314,860
Walt Disney Co. (The)*	51,300	5,442,930
Warner Bros Discovery, Inc.*	113,833	1,707,495
		8,536,615
Equity Real Estate Investment Trusts (REITs) 2.1%
DiamondRock Hospitality Co.*	24,000	222,720
EPR Properties	18,300	984,723
Equinix, Inc.	2,500	1,759,350
Piedmont Office Realty Trust, Inc. (Class A Stock)	53,400	734,784
Prologis, Inc.	19,400	2,571,664
Public Storage	4,200	1,370,922
SBA Communications Corp.	6,400	2,149,056
Simon Property Group, Inc.	7,100	771,344
Welltower, Inc.	4,100	353,994
Weyerhaeuser Co.	112,700	4,093,264
		15,011,821
Food & Staples Retailing 1.6%
Albertson’s Cos., Inc. (Class A Stock)(a)	129,900	3,487,815
Costco Wholesale Corp.	11,100	6,008,430
Kroger Co. (The)	29,400	1,365,336
Walgreens Boots Alliance, Inc.	6,300	249,606
Walmart, Inc.	2,093	276,381
		11,387,568
Food Products 1.8%
Archer-Daniels-Midland Co.	39,200	3,244,584
Bunge Ltd.	23,800	2,197,454
Darling Ingredients, Inc.*(a)	30,500	2,113,040
Pilgrim’s Pride Corp.*	22,400	702,688
Tyson Foods, Inc. (Class A Stock)	58,400	5,139,784
		13,397,550

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	53,400	$5,812,056
Boston Scientific Corp.*	7,500	307,875
Edwards Lifesciences Corp.*	34,500	3,468,630
Medtronic PLC	43,700	4,043,124
Zimmer Biomet Holdings, Inc.	9,900	1,092,861
		14,724,546
Health Care Providers & Services 4.0%
Cigna Corp.	19,000	5,231,840
CVS Health Corp.	58,900	5,635,552
Elevance Health, Inc.	6,400	3,053,440
McKesson Corp.	4,500	1,537,110
UnitedHealth Group, Inc.	25,700	13,938,138
		29,396,080
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.*	700	1,354,983
Chipotle Mexican Grill, Inc.*	200	312,844
Dave & Buster’s Entertainment, Inc.*	13,200	493,152
Expedia Group, Inc.*	8,300	880,215
Hilton Worldwide Holdings, Inc.	12,600	1,613,682
Marriott International, Inc. (Class A Stock)	29,500	4,685,190
McDonald’s Corp.	6,500	1,711,905
Travel + Leisure Co.	8,400	362,124
		11,414,095
Household Durables 0.5%
Lennar Corp. (Class A Stock)	23,400	1,989,000
Taylor Morrison Home Corp.*	22,200	637,140
Toll Brothers, Inc.	20,900	1,027,862
		3,654,002
Household Products 1.2%
Kimberly-Clark Corp.	25,800	3,400,182
Procter & Gamble Co. (The)	36,486	5,068,270
		8,468,452

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)(a)	56,900	$1,264,318
Vistra Corp.	84,600	2,186,910
		3,451,228
Industrial Conglomerates 0.3%
Honeywell International, Inc.	11,700	2,251,782
Insurance 1.9%
American International Group, Inc.	76,400	3,955,228
Arch Capital Group Ltd.*	36,000	1,598,400
Chubb Ltd.	27,100	5,112,144
MetLife, Inc.	33,840	2,140,380
Reinsurance Group of America, Inc.	7,700	891,506
		13,697,658
Interactive Media & Services 5.7%
Alphabet, Inc. (Class A Stock)*	143,880	16,736,122
Alphabet, Inc. (Class C Stock)*	129,360	15,088,550
Meta Platforms, Inc. (Class A Stock)*	61,280	9,749,648
		41,574,320
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.*	150,040	20,247,898
eBay, Inc.	41,400	2,013,282
		22,261,180
IT Services 4.4%
Accenture PLC (Class A Stock)	1,559	477,459
Automatic Data Processing, Inc.	19,000	4,581,280
Fidelity National Information Services, Inc.	2,500	255,400
Fiserv, Inc.*	26,900	2,842,792
Gartner, Inc.*	1,700	451,316
International Business Machines Corp.	18,230	2,384,302
Mastercard, Inc. (Class A Stock)	28,500	10,083,015
SS&C Technologies Holdings, Inc.	5,800	343,186
Visa, Inc. (Class A Stock)(a)	50,225	10,653,225
		32,071,975
Life Sciences Tools & Services 1.2%
Danaher Corp.	12,900	3,759,963

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*	4,600	$1,105,242
Thermo Fisher Scientific, Inc.	6,014	3,598,838
		8,464,043
Machinery 1.1%
Altra Industrial Motion Corp.	13,500	563,355
Caterpillar, Inc.	16,300	3,231,475
Hillenbrand, Inc.	31,800	1,469,160
Mueller Industries, Inc.	25,000	1,683,250
PACCAR, Inc.	11,500	1,052,480
		7,999,720
Media 0.3%
Comcast Corp. (Class A Stock)	67,600	2,536,352
Metals & Mining 0.1%
Ryerson Holding Corp.	22,100	605,540
Multiline Retail 0.7%
Dollar General Corp.	14,900	3,701,607
Macy’s, Inc.	25,100	443,015
Target Corp.	4,900	800,562
		4,945,184
Multi-Utilities 0.6%
Sempra Energy	26,900	4,460,020
Oil, Gas & Consumable Fuels 4.8%
Cheniere Energy, Inc.	13,800	2,064,204
Chevron Corp.	46,900	7,681,282
ConocoPhillips	46,400	4,520,752
CONSOL Energy, Inc.*	72,300	4,433,436
Diamondback Energy, Inc.	3,700	473,674
Exxon Mobil Corp.	77,900	7,550,847
Marathon Petroleum Corp.	2,300	210,818
Murphy Oil Corp.	84,400	2,965,816
Phillips 66	9,400	836,600
Pioneer Natural Resources Co.	1,000	236,950
Valero Energy Corp.	35,600	3,943,412
		34,917,791

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	75,800	$5,592,524
Eli Lilly & Co.	21,200	6,989,428
Johnson & Johnson	35,458	6,188,130
Merck & Co., Inc.	88,900	7,942,326
Pfizer, Inc.	186,800	9,435,268
		36,147,676
Professional Services 0.3%
CoStar Group, Inc.*	10,800	783,972
Korn Ferry	20,800	1,362,608
		2,146,580
Real Estate Management & Development 0.0%
Newmark Group, Inc. (Class A Stock)	27,900	318,060
Road & Rail 0.2%
Union Pacific Corp.	7,100	1,613,830
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.*	3,900	368,433
Broadcom, Inc.	15,300	8,192,844
Intel Corp.	174,741	6,344,846
Microchip Technology, Inc.	39,100	2,692,426
Micron Technology, Inc.	54,800	3,389,928
NVIDIA Corp.	31,500	5,721,345
NXP Semiconductors NV (China)	13,400	2,463,992
ON Semiconductor Corp.*(a)	4,200	280,476
Photronics, Inc.*	61,500	1,464,315
QUALCOMM, Inc.	56,400	8,181,384
		39,099,989
Software 9.7%
Adobe, Inc.*	10,583	4,340,300
Fortinet, Inc.*	65,000	3,877,250
Microsoft Corp.	170,284	47,805,530
Oracle Corp.	60,979	4,746,605
Paycom Software, Inc.*	6,500	2,148,185
Roper Technologies, Inc.	6,300	2,751,021
Synopsys, Inc.*	14,100	5,181,750
		70,850,641

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 1.4%
Asbury Automotive Group, Inc.*	2,500	$429,100
AutoNation, Inc.*	12,600	1,496,124
AutoZone, Inc.*	700	1,496,173
Group 1 Automotive, Inc.	13,400	2,370,728
Home Depot, Inc. (The)	10,200	3,069,588
Penske Automotive Group, Inc.	2,700	309,123
Ulta Beauty, Inc.*	1,700	661,147
		9,831,983
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	295,180	47,969,702
Hewlett Packard Enterprise Co.	21,600	307,584
		48,277,286
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	16,400	1,015,488
Tobacco 0.3%
Altria Group, Inc.	5,000	219,300
Philip Morris International, Inc.	18,100	1,758,415
		1,977,715
Trading Companies & Distributors 0.4%
Boise Cascade Co.	17,800	1,258,638
Veritiv Corp.*(a)	15,500	1,922,310
		3,180,948
Water Utilities 0.2%
American Water Works Co., Inc.	2,900	450,776
Essential Utilities, Inc.	14,800	768,712
		1,219,488
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	6,800	972,808

Total Long-Term Investments (cost $557,584,391)		716,895,657

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 5.4%
Affiliated Mutual Fund 3.6%
PGIM Institutional Money Market Fund (cost $25,854,021; includes $25,826,041 of cash collateral for securities on loan)(b)(we)	25,879,429	$25,853,549

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $798,251)	1.757%	09/15/22	800	797,881

	Shares
Unaffiliated Fund 1.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $12,297,860)		12,297,860	12,297,860

Total Short-Term Investments (cost $38,950,132)				38,949,290

TOTAL INVESTMENTS 103.8% (cost $596,534,523)		755,844,947
Liabilities in excess of other assets(z) (3.8)%				(27,391,401)

Net Assets 100.0%				$728,453,546

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,518,254; cash collateral of $25,826,041 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
64	S&P 500 E-Mini Index	Sep. 2022	$13,227,200	$794,680
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).